CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents [Line Items]
Cash	$ 127	$ 790
Short-term deposit	46	9
Cash and cash equivalents, net	$ 173	$ 799	$ 223	$ 63